Income taxes - Deferred tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of deferred tax assets (liabilities)
Deferred tax assets	$ 45,426	$ 44,875	$ 45,981
Deferred tax liabilities	(1,639)	(16,412)	(15,382)
Net deferred tax assets (liabilities)	43,787	28,463	30,599	$ 37,649
Property, plant and equipment
Analysis of deferred tax assets (liabilities)
Deferred tax assets	42,613	41,271	45,981
Deferred tax liabilities	(1,588)	(16,412)	(15,382)
Net deferred tax assets (liabilities)	41,025	24,859	$ 30,599	37,233
Intangible assets
Analysis of deferred tax assets (liabilities)
Deferred tax assets	1,688	1,844
Net deferred tax assets (liabilities)	1,688	1,844
Others
Analysis of deferred tax assets (liabilities)
Deferred tax assets	1,125	1,760
Deferred tax liabilities	(51)
Net deferred tax assets (liabilities)	$ 1,074	$ 1,760		$ 419